CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares
Short-term bank borrowings		¥ 678,772		¥ 520,000
Borrowed funds, related party		0		1,161
Borrowed funds		0		743,496
Financing payables, related parties		2,218,974		1,836,203
Other payables and accrued liabilities		973,147		2,635,604
Income tax payable		108,386		53,278
Current liabilities of discontinued operations		¥ 10,352		¥ 10,916
Preferred Stock, Par Value | $ / shares	$ 0.001		$ 0.001
Preferred Stock, Shares, Authorized | shares		1,000,000		1,000,000
Preferred Stock, Shares, Issued | shares		0		0
Common Stock, Par Value | $ / shares	$ 0.001		$ 0.001
Common Stock, Shares, Authorized | shares		1,000,000,000		1,000,000,000
Common Stock, Shares, Issued | shares		48,908,860		47,531,799
Common Stock, Shares, Outstanding | shares		48,908,860		47,531,799
Variable Interest Entity
Short-term bank borrowings		¥ 678,772		¥ 520,000
Borrowed funds, related party		0		1,161
Borrowed funds		0		743,496
Financing payables, related parties		2,129,374		1,729,327
Other payables and accrued liabilities		235,541		2,358,109
Income tax payable		90,389		36,733
Current liabilities of discontinued operations		¥ 70		¥ 5